Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales
Manufactured products (including sales to related parties amounting to $4,144, $3,806 and $3,663 for the years ended December 31, 2009, 2010 and 2011, respectively (note 17))	$ 429,474	$ 396,059	$ 264,128
Distributed products	25,500	26,935	28,102
Supply, delivery and installation of wires and cables	16,972	23,600	34,008
Net sales, total	471,946	446,594	326,238
Costs of sales
Manufactured products (including purchases from related parties amounting to $36,327, $45,925 and $46,953 for the years ended December 31, 2009, 2010 and 2011, respectively (note 17))	(386,598)	(342,630)	(249,840)
Distributed products (including purchases from related parties amounting to $23,458, $4,056 and $7,484 for the years ended December 31, 2009, 2010 and 2011, respectively (note 17))	(22,545)	(25,557)	(26,585)
Supply, delivery and installation of wires and cables	(16,915)	(23,358)	(33,119)
Inventory impairment	(1,993)	1,974	23,949
Cost of sales, total	(428,051)	(389,571)	(285,595)
Gross profit	43,895	57,023	40,643
Selling, general and administrative expenses	(30,760)	(28,965)	(24,259)
Recovery for doubtful accounts	1,487	940	108
Impairment of long-lived assets	0	0	(77)
Impairment of investments	0	(346)	0
Impairment of goodwill (note 6)	(8,791)	0	0
Charges related to flooding (note 14)	(3,947)	0	0
Income from operations	1,884	28,652	16,415
Exchange gain (loss), net	(1,346)	3,041	507
Interest income	1,409	492	458
Interest expense	(2,217)	(1,364)	(1,597)
Share of net loss of equity investees	(58)	(21)	(40)
Gain on liquidation of subsidiaries	0	0	568
Loss on disposal of available-for-sale securities (note 7)	(68)	0	0
Other income, net	1,032	1,032	2,111
Income from continuing operations before income taxes	636	31,832	18,422
Income taxes (note 11)	(4,566)	(6,441)	(4,647)
Net income (loss) from continuing operations	(3,930)	25,391	13,775
Discontinued operations (note 19)
Income from operations of discontinued SPFO (including gain on disposal of $1,962 for the year ended December 31, 2011, purchases from related parties amounting to $nil, $4 and $317, and sales to related parties amounting to $nil, $54 and $693 for the years ended December 31, 2009, 2010 and 2011, respectively (note 17))	1,075	446	1,150
Income taxes	(229)	(450)	(697)
(Loss) Income from discontinued operations	846	(4)	453
Net income (loss)	(3,084)	25,387	14,228
Net income attributable to non-controlling interests	2,355	11,247	4,139
Income (loss) attributable to APWC	$ (5,439)	$ 14,140	$ 10,089
Basic and diluted earnings (loss) per share from continuing operations	$ (0.49)	$ 1.02	$ 0.71
Basic and diluted earnings (loss) per share from discontinued operations	$ 0.10	$ 0.00	$ 0.02
Basic and diluted earnings (loss) per share	$ (0.39)	$ 1.02	$ 0.73
Basic and diluted weighted average common shares outstanding	13,830,769	13,830,769	13,830,769